Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
11. Stock-based Compensation
Under the Company’s 2015 New Employee Incentive Plan (the “2015 Plan”), awards may only be granted to employees who were not previously an employee or director of the Company, or following a bona fide period of non-employment,
as a material inducement to entering into employment with the Company. As of March 31, 2024, there were 6,024 shares of common stock remaining and available for future issuances under the 2015 Plan.
The Company’s 2020 Stock Incentive Plan (the “2020 Plan”), which replaced the Company’s 2014 Equity Incentive Plan, provides for the award or sale of shares of common stock (including restricted stock), the award of stock units and stock appreciation rights, and the grant of both incentive stock options to purchase common stock to directors, officers, employees and consultants of the Company. The 2020 Plan, as amended, provides for the issuance of up to 236,667 shares of common stock, plus the number of shares available for issuance is increased to the extent that awards granted under the 2020 Plan and the Company’s 2014 Equity Incentive Plan are forfeited or expire (except as otherwise provided in the 2020 Plan). As of March 31, 2024, there were 17,582 shares remaining and available for future issuances under the 2020 Plan.
Generally, options issued under the 2020 Plan are subject to a two-year
or four-year vesting schedule with 25% of the options vesting on the one year anniversary of the grant date followed by equal monthly installment vesting, and have a contractual term of 10 years.
A summary of activity for the three months ended March 31, 2024 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance as of December 31, 2023	140,109	$37.48	8.07
Granted	163,025	$2.03
Cancelled/forfeited	(1)	$289,125

Balance as of March 31, 2024	303,133	$17.46	8.94	$7,600

Vested and expected to vest at March 31, 2024	278,083	$18.64	8.87	$6,800

Exercisable at March 31, 2024	84,908	$50.13	7.37	$500

As of March 31, 2024, the total compensation cost related to non-vested
stock options not yet recognized for all the Company’s plans is approximately $0.8 million, which is expected to be recognized as a result of vesting under service conditions over a weighted average period of 2.3 years.

13. Share-based Compensation
Under the Company’s 2015 New Employee Incentive Plan (the “2015 Plan”), awards may only be granted to employees who were not previously an employee or director of the Company, or following a bona fide period of non-employment,
as a material inducement to entering into employment with the Company. As of December 31, 2023, there were 6,024 shares of common stock remaining and available for future issuances under the 2015 Plan.
The Company’s 2020 Stock Incentive Plan (the “2020 Plan”), which replaced the Company’s 2014 Equity Incentive Plan, provides for the award or sale of shares of common stock (including restricted stock), the award of stock units and stock appreciation rights, and the grant of both incentive stock options to purchase common stock to directors, officers, employees and consultants of the Company. The 2020 Plan, as amended, provides for the issuance of up to 3,550,000 shares of common stock, plus the number of shares available for issuance is increased to the extent that awards granted under the 2020 Plan and the Company’s 2014 Equity Incentive Plan are forfeited or expire (except as otherwise provided in the 2020 Plan). As of December 31, 2023, there were 180,607 shares remaining and available for future issuances under the 2020 Plan.
Generally, options issued under the 2020 Plan are subject to a two-year
or four-year vesting schedule with 25% of the options vesting on the one year anniversary of the grant date followed by equal monthly installment vesting, and have a contractual term of 10 years.
A summary of activity for the year ended December 31, 2023 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance as of December 31, 2022	78,334	$68.16	8.00
Granted	68,422	5.00
Cancelled/forfeited	(6,647)	283.76

Balance as of December 31, 2023	140,109	$37.48	8.07	$7,000

Vested and expected to vest at December 31, 2023	133,810	$38.62	8.02	$—

Exercisable at December 31, 2023	72,843	$60.17	7.41	$6,000

The Company settles exercises of stock options with newly issued shares of its common stock. There were no stock options exercised in 2023 or 2022.
The estimated fair value of options, including the effect of estimated forfeitures, is recognized over the requisite service period, which is typically the vesting period of each option. The fair value of each option awarded during the years ended December 31, 2023 and 2022 was estimated on the date of grant using the Black-Scholes-Merton option valuation model based on the following weighted-average assumptions:

	December 31, 2023	December 31, 2022
Expected term	6.0 years	6.0 years
Risk-free interest rate	4.06%	2.83%
Expected volatility	127.0%	123.4%
Dividends	0%	0%
Resulting fair value	$4.47	$7.05
The weighted average risk-free interest rate represents the interest rate for treasury constant maturity instruments published by the Federal Reserve Board. If the term of available treasury constant maturity instruments is not equal to the expected term of an employee option, the Company uses the weighted average of the two Federal Reserve securities closest to the expected term of the employee option.
The dividend yield has been assumed to be zero as the Company (a) has never declared or paid any dividends and (b) does not currently anticipate paying any cash dividends on its outstanding shares of common stock in the foreseeable future.
The following table summarizes share-based compensation recognized during the years ended December 31, 2023 and 2022 in the statement of operations:

	2023	2022
Research and development	$66	$87
General and administrative	503	519

Total share-based compensation	$569	$606

As of December 31, 2023, the total compensation cost related to non-vested
stock options and stock awards not yet recognized for all our plans is approximately $0.7 million, which is expected to be recognized as a result of vesting under service conditions over a weighted average period of 1.8 years.